INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 300,000		$ 300,000		$ 302,335	$ 289,738
Income Tax Penalties and Interest Expense, Unrecognized Tax Benefits			0		50,389	37,792
Income Tax Expense (Benefit)	$ 84,252	$ 438,398	$ 322,997	$ 1,204,120	1,785,458	562,962
Change in Valuation Allownace						2,573
Unrecognized Tax Benefits, If Recognized would impact Effective Tax Rate					$ 251,946	$ 251,946
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Open Tax Year			2017 2018 2019 2020
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Open Tax Year			2017 2018 2019 2020
Foreign Tax Authority [Member] | New Zealand Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Open Tax Year			2017 2018 2019 2020